SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2012	2011

Volatility	73%-88%	78%-84%
Risk-free interest rate	0.56%-2.00%	2.00%-2.56%
Dividend yield	0%	0%
Expected life (years)	6.0	6.0